CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

US$ MILLIONS	2017	2016
Cash	$258	$652
Restricted cash(1)	33	84
Cash equivalents(2)	83	50
Total cash and cash equivalents	$374	$786

(1)	Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts.

(2)	Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.